DISCONTINUED OPERATIONS (Summary of Carrying Amounts of Major Classes of Assets and Liabilities Held for Sale) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying amounts of the major classes of assets and liabilities held for sale
Current assets classified as held for sale	$ 7,471	$ 20,982
Non-current assets classified as held for sale	2,030	2,755
Current liabilities classified as held for sale	(8,138)	(6,953)
Renren Games [Member]
Carrying amounts of the major classes of assets and liabilities held for sale
Cash and cash equivalents	4,611	16,373
Accounts receivable, net	78	160
Prepaid expenses and other current assets	2,423	4,403
Amounts due from related parties	359	46
Current assets classified as held for sale	7,471	20,982
Property and equipment, net	247	1,842
Intangible assets, net	283	2
Long-term investment	1,399	758
Other non-current assets	101	153
Non-current assets classified as held for sale	2,030	2,755
Accounts payable	(1,307)	(1,374)
Accrued expenses and other payables	(1,606)	(2,133)
Amount due to related parties	(1,637)	(266)
Deferred revenue and advance from customers	(3,338)	(3,168)
Income tax payable	(250)	(12)
Current liabilities classified as held for sale	(8,138)	(6,953)
Condensed cash flow of Online Gaming
Net cash provided by operating activities	(10,164)	13,404	$ 7,841
Net cash used in investing activities	$ (1,304)	$ (1,668)	$ (4,980)